Document And Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document Entity Information [Abstract]
Entity Registrant Name	GLOBUS MARITIME LTD
Trading Symbol	GLBS
Entity Central Index Key	0001499780
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding	32,038,693